Treasury Shares (Tables)	6 Months Ended
Jun. 30, 2023
Treasury Shares [Abstract]
Schedule of Table Below Illustrates the Movement on the Treasury Shares	The table below illustrates the movement on the treasury shares during the year:
	June 30, 2023
	Number of shares	USD ‘000

Balance at December 31, 2022	1,668	14
Repurchases	2,771,775	23,813
Cancellation	(2,741,477)	(23,541)
Balance at June 30, 2023	31,966	286